John Hancock
Diversified Real Assets Fund
Quarterly portfolio holdings 6/30/2020

Fund’s investments
As of 6-30-20 (unaudited)
	Shares	Value
Common stocks 98.8%		$758,798,291
(Cost $896,215,825)
Communication services 1.5%		11,291,624
Diversified telecommunication services 0.3%
China Tower Corp., Ltd., H Shares (A)	14,419,692	2,562,464
Media 0.8%
Charter Communications, Inc., Class A (B)	5,472	2,790,939
Comcast Corp., Class A	74,188	2,891,848
Wireless telecommunication services 0.4%
KDDI Corp.	102,100	3,046,373
Consumer discretionary 0.2%		1,627,988
Hotels, restaurants and leisure 0.2%
Hyatt Hotels Corp., Class A (C)	32,372	1,627,988
Energy 28.3%		217,258,249
Energy equipment and services 1.7%
Baker Hughes Company	127,456	1,961,548
ChampionX Corp. (B)	92,535	903,142
Halliburton Company	212,961	2,764,234
Helmerich & Payne, Inc. (C)	29,627	578,023
National Oilwell Varco, Inc.	18,833	230,704
Patterson-UTI Energy, Inc. (C)	350,452	1,216,068
Precision Drilling Corp. (B)	817,319	620,093
Schlumberger, Ltd.	185,032	3,402,738
TechnipFMC PLC	153,602	1,050,638
Trican Well Service, Ltd. (B)(C)	296,853	179,301
Oil, gas and consumable fuels 26.6%
Advantage Oil & Gas, Ltd. (B)	838,122	1,024,810
Aker BP ASA	111,903	2,070,854
ARC Resources, Ltd. (C)	304,639	1,023,242
BP PLC	3,297,719	12,633,664
Cabot Oil & Gas Corp.	199,433	3,426,259
Cameco Corp.	164,598	1,687,687
Canadian Natural Resources, Ltd.	321,980	5,585,319
Cenovus Energy, Inc.	935,437	4,375,387
Cheniere Energy, Inc. (B)	20,881	1,008,970
Chevron Corp.	200,037	17,849,302
Cimarex Energy Company	82,631	2,271,526
Concho Resources, Inc.	100,216	5,161,124
ConocoPhillips	187,150	7,864,043
Continental Resources, Inc.	119,067	2,087,245
Devon Energy Corp.	234,695	2,661,441
Diamondback Energy, Inc.	79,044	3,305,620
Enbridge, Inc.	74,250	2,257,690
Enbridge, Inc. (New York Stock Exchange)	15,682	477,046
Enerplus Corp. (C)	420,194	1,182,337
EOG Resources, Inc.	111,700	5,658,722
EQT Corp.	106,227	1,264,101
Equinor ASA	419,496	6,043,121
Exxon Mobil Corp.	268,113	11,990,013
Galp Energia SGPS SA	535,790	6,215,132
Hess Corp.	65,135	3,374,644
Imperial Oil, Ltd.	83,499	1,343,266
2	JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Kelt Exploration, Ltd. (B)(C)	570,025	$587,828
Keyera Corp.	135,037	2,055,992
Lundin Energy AB	170,727	4,166,700
Marathon Petroleum Corp.	130,612	4,882,277
Neste OYJ	16,857	662,074
NexGen Energy, Ltd. (B)	143,158	186,645
Noble Energy, Inc.	206,641	1,851,503
NuVista Energy, Ltd. (B)(C)	981,283	556,562
Occidental Petroleum Corp.	136,740	2,502,342
Parex Resources, Inc. (B)	21,296	256,631
Parsley Energy, Inc., Class A	284,308	3,036,409
Pembina Pipeline Corp.	87,079	2,176,975
Phillips 66	97,227	6,990,621
Pioneer Natural Resources Company	73,823	7,212,507
Royal Dutch Shell PLC, A Shares	816,978	13,080,805
Suncor Energy, Inc.	529,173	8,922,194
TC Energy Corp.	149,260	6,376,753
The Williams Companies, Inc.	193,736	3,684,859
Tidewater Midstream and Infrastructure, Ltd. (C)	1,027,320	620,509
TOTAL SA (C)	257,014	9,910,007
Tourmaline Oil Corp.	50,630	442,677
Valero Energy Corp.	137,858	8,108,808
WPX Energy, Inc. (B)	350,708	2,237,517
Financials 0.3%		2,356,908
Capital markets 0.0%
Tritax EuroBox PLC (A)	283,834	339,745
Diversified financial services 0.3%
Berkshire Hathaway, Inc., Class B (B)	11,300	2,017,163
Industrials 1.2%		9,172,103
Construction and engineering 0.4%
Vinci SA (C)	31,788	2,947,474
Electrical equipment 0.2%
Sunrun, Inc. (B)	26,737	527,254
Vestas Wind Systems A/S	6,915	708,115
Road and rail 0.3%
Canadian National Railway Company	30,107	2,663,636
Transportation infrastructure 0.3%
Japan Airport Terminal Company, Ltd.	54,500	2,325,624
Information technology 0.4%		3,172,549
Semiconductors and semiconductor equipment 0.4%
Enphase Energy, Inc. (B)(C)	19,071	907,207
First Solar, Inc. (B)(C)	28,359	1,403,771
Maxim Integrated Products, Inc.	5,138	311,414
SunPower Corp. (B)(C)	71,822	550,157
Materials 21.8%		167,739,865
Chemicals 0.5%
Albemarle Corp. (C)	3,812	294,325
Dow, Inc.	10,865	442,857
DuPont de Nemours, Inc.	13,452	714,705
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND	3

	Shares	Value
Materials (continued)
Chemicals (continued)
LyondellBasell Industries NV, Class A	18,008	$1,183,486
Nutrien, Ltd.	27,412	880,754
Metals and mining 21.0%
Agnico Eagle Mines, Ltd.	117,814	7,543,880
Alacer Gold Corp. (B)	173,468	1,192,145
Alamos Gold, Inc., Class A	109,771	1,023,645
Alcoa Corp. (B)	53,738	604,015
Altius Minerals Corp.	64,601	463,475
Anglo American PLC	49,439	1,139,724
AngloGold Ashanti, Ltd., ADR	107,970	3,184,035
Antofagasta PLC	15,395	178,187
B2Gold Corp.	512,401	2,913,771
Barrick Gold Corp.	518,622	13,954,966
BHP Group PLC, ADR (C)	136,960	5,635,904
BHP Group, Ltd., ADR (C)	224,057	11,142,355
Boliden AB	44,427	1,018,997
Capstone Mining Corp. (B)	1,799,000	1,099,860
Centerra Gold, Inc.	90,000	1,004,346
Champion Iron, Ltd. (B)	1,242,131	2,424,608
Conic Metals Corp. (B)	363,682	45,541
Eldorado Gold Corp. (B)	72,695	700,926
Endeavour Mining Corp. (B)(C)	107,511	2,601,456
Equinox Gold Corp. (B)	135,201	1,511,750
ERO Copper Corp. (B)(C)	232,121	3,363,156
First Quantum Minerals, Ltd.	486,461	3,877,068
Franco-Nevada Corp.	52,915	7,391,964
Freeport-McMoRan, Inc.	710,544	8,220,994
Fresnillo PLC	14,840	155,063
Glencore PLC (B)	315,162	671,358
Golden Star Resources, Ltd. (B)(C)	117,621	342,224
Hudbay Minerals, Inc.	206,017	623,696
Ivanhoe Mines, Ltd., Class A (B)	717,513	2,034,786
K92 Mining, Inc. (B)(C)	504,473	1,497,515
Kinross Gold Corp. (B)	575,696	4,155,731
Kirkland Lake Gold, Ltd.	147,476	6,072,413
Lucara Diamond Corp.	549,070	250,754
Lundin Mining Corp.	682,805	3,661,476
MAG Silver Corp. (B)	88,539	1,249,563
Marathon Gold Corp. (B)	338,255	493,330
Nevada Copper Corp. (B)	3,986,500	557,922
New Gold, Inc. (B)	284,123	385,081
Newcrest Mining, Ltd.	65,140	1,444,415
Newmont Corp.	200,189	12,359,669
Nucor Corp.	7,335	303,742
OceanaGold Corp. (B)	235,234	547,539
Osisko Mining, Inc. (B)	517,407	1,459,685
Pan American Silver Corp.	77,481	2,353,080
Pan American Silver Corp., CVR (B)	83,300	57,144
Pretium Resources, Inc. (B)	22,669	189,688
Rio Tinto PLC, ADR (C)	234,678	13,184,210
Sandstorm Gold, Ltd. (B)	57,058	547,632
Seabridge Gold, Inc. (B)	18,208	319,368
SEMAFO, Inc. (B)	122,839	418,934
4	JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Materials (continued)
Metals and mining (continued)
SilverCrest Metals, Inc. (B)	192,243	$1,762,983
SolGold PLC (B)(C)	537,000	142,398
South32, Ltd.	128,648	182,130
Southern Copper Corp.	16,696	664,000
SSR Mining, Inc. (B)	112,410	2,395,419
Steel Dynamics, Inc. (C)	3,189	83,201
Stornoway Diamond Corp. (B)(D)	3,062,000	45,109
Teck Resources, Ltd., Class B	321,359	3,366,032
Trilogy Metals, Inc. (B)(C)	902,325	1,794,547
Turquoise Hill Resources, Ltd. (B)	754,963	556,101
Vale SA, ADR (C)	30,084	310,166
Warrior Met Coal, Inc.	18,828	289,763
Wesdome Gold Mines, Ltd. (B)	214,818	1,856,081
Western Areas, Ltd.	936,043	1,721,224
Wheaton Precious Metals Corp.	149,004	6,553,498
Yamana Gold, Inc.	433,806	2,358,197
Paper and forest products 0.3%
Interfor Corp. (B)	154,033	1,297,980
West Fraser Timber Company, Ltd.	36,191	1,272,123
Real estate 39.1%		300,118,021
Equity real estate investment trusts 35.3%
Activia Properties, Inc.	544	1,885,028
Aedifica SA	6,232	682,462
Agree Realty Corp.	85,703	5,631,544
Alexandria Real Estate Equities, Inc.	58,048	9,418,288
alstria office REIT-AG	44,546	662,984
American Homes 4 Rent, Class A	140,296	3,773,962
American Tower Corp.	26,805	6,930,165
Apple Hospitality REIT, Inc.	305,172	2,947,962
Arima Real Estate SOCIMI SA (B)	21,925	217,270
Assura PLC	765,223	742,543
Big Yellow Group PLC	34,383	427,978
Canadian Apartment Properties REIT	35,339	1,264,822
CapitaLand Mall Trust	996,700	1,414,248
Cousins Properties, Inc.	179,284	5,348,042
CyrusOne, Inc.	66,553	4,841,731
Daiwa Securities Living Investments Corp.	1,641	1,528,302
Derwent London PLC	26,898	925,256
Digital Realty Trust, Inc.	59,438	8,446,734
EastGroup Properties, Inc.	52,985	6,284,551
Equinix, Inc.	29,299	20,576,688
Equity LifeStyle Properties, Inc.	107,384	6,709,352
Essential Properties Realty Trust, Inc.	296,841	4,405,120
Essex Property Trust, Inc.	28,574	6,548,304
Extra Space Storage, Inc.	60,076	5,549,220
Gaming and Leisure Properties, Inc.	246,026	8,512,500
Gecina SA	12,819	1,583,231
Global One Real Estate Investment Corp.	1,613	1,497,208
Goodman Group	45,200	466,383
Granite Real Estate Investment Trust	25,461	1,313,935
Great Portland Estates PLC	49,033	384,139
Growthpoint Properties Australia, Ltd.	205,939	458,043
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND	5

	Shares	Value
Real estate (continued)
Equity real estate investment trusts (continued)
Healthcare Trust of America, Inc., Class A	97,268	$2,579,547
Highwoods Properties, Inc.	145,962	5,448,761
Hulic Reit, Inc.	1,414	1,757,547
Inmobiliaria Colonial Socimi SA (B)	126,519	1,118,667
InterRent Real Estate Investment Trust	71,509	754,806
Invitation Homes, Inc.	312,240	8,595,967
Japan Real Estate Investment Corp.	49	251,474
Kenedix Retail REIT Corp.	705	1,319,974
Kimco Realty Corp.	469,699	6,030,935
Life Storage, Inc.	52,487	4,983,641
Link REIT	337,600	2,771,752
Mapletree Industrial Trust	1,297,600	2,699,296
Mapletree Logistics Trust	162,100	227,573
Medical Properties Trust, Inc.	262,264	4,930,563
Mid-America Apartment Communities, Inc.	86,583	9,928,473
Mirvac Group	789,702	1,192,923
Mori Trust Hotel REIT, Inc.	1,008	919,677
Mori Trust Sogo REIT, Inc.	767	946,117
Nomura Real Estate Master Fund, Inc.	941	1,127,033
Omega Healthcare Investors, Inc.	188,260	5,596,970
Pebblebrook Hotel Trust	75,816	1,035,647
Prologis, Inc.	239,852	22,385,389
Realty Income Corp.	91,773	5,460,494
Regency Centers Corp.	125,702	5,768,465
Rexford Industrial Realty, Inc.	127,747	5,292,558
RioCan Real Estate Investment Trust	81,664	923,953
Sabra Health Care REIT, Inc.	179,546	2,590,849
SBA Communications Corp.	12,344	3,677,524
Scentre Group	416,606	632,465
Segro PLC	176,951	1,957,068
Shopping Centres Australasia Property Group	375,472	566,061
Simon Property Group, Inc.	85,612	5,854,149
Stockland	118,108	273,868
Sun Communities, Inc.	42,031	5,702,766
The British Land Company PLC	146,893	702,655
The GPT Group	603,483	1,753,182
The PRS REIT PLC	325,343	300,093
The UNITE Group PLC	111,034	1,292,930
UDR, Inc.	149,665	5,594,478
Unibail-Rodamco-Westfield	30,240	1,704,524
Warehouses De Pauw CVA	18,429	506,298
Waypoint REIT	187,413	338,474
Welltower, Inc.	233,642	12,090,974
XYMAX REIT Investment Corp.	460	388,760
Real estate management and development 3.8%
Ascendas India Trust	285,200	276,553
CapitaLand, Ltd. (B)	677,700	1,431,739
Castellum AB	57,806	1,083,165
Daibiru Corp.	74,900	686,356
Deutsche Wohnen SE	61,655	2,770,492
ESR Cayman, Ltd. (A)(B)	119,200	283,021
Fabege AB	120,372	1,415,646
Fastighets AB Balder, B Shares (B)	23,757	908,971
6	JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Real estate (continued)
Real estate management and development (continued)
Grainger PLC	218,829	$776,495
Mitsubishi Estate Company, Ltd.	164,100	2,445,388
Mitsui Fudosan Company, Ltd.	90,800	1,613,037
New World Development Company, Ltd.	808,147	3,837,147
Sumitomo Realty & Development Company, Ltd.	73,700	2,034,318
Sun Hung Kai Properties, Ltd.	85,500	1,092,283
Swire Properties, Ltd.	718,400	1,834,197
Urban & Civic PLC	113,762	328,891
VGP NV (C)	3,274	418,880
Vonovia SE	90,443	5,528,127
Utilities 6.0%		46,060,984
Electric utilities 2.7%
Avangrid, Inc.	49,308	2,069,950
CK Infrastructure Holdings, Ltd.	380,688	1,967,875
Duke Energy Corp.	30,601	2,444,714
Edison International	49,646	2,696,274
Enel SpA	273,019	2,361,179
Exelon Corp.	74,781	2,713,802
Iberdrola SA	247,989	2,895,180
NextEra Energy, Inc.	8,660	2,079,872
Pinnacle West Capital Corp.	24,216	1,774,791
Gas utilities 0.7%
Beijing Enterprises Holdings, Ltd.	430,013	1,444,014
ENN Energy Holdings, Ltd.	175,897	1,987,722
Snam SpA	87,042	424,341
UGI Corp.	33,759	1,073,536
Independent power and renewable electricity producers 0.6%
Brookfield Renewable Partners LP	43,990	2,107,121
China Longyuan Power Group Corp., Ltd., H Shares	4,709,316	2,655,141
Multi-utilities 1.7%
CenterPoint Energy, Inc.	84,033	1,568,896
E.ON SE	260,691	2,942,582
Engie SA	251,674	3,121,230
National Grid PLC	245,203	2,991,564
Sempra Energy	18,930	2,219,164
Water utilities 0.3%
Cia de Saneamento do Parana	171,668	994,696
Guangdong Investment, Ltd.	584,578	1,008,332
Severn Trent PLC	16,959	519,008

	Yield (%)	Shares	Value
Short-term investments 5.3%			$40,529,254
(Cost $40,491,392)
Short-term funds 5.0%			38,129,254
John Hancock Collateral Trust (E)	0.2429(F)	3,808,622	38,129,254

	Par value^	Value
Repurchase agreement 0.3%		2,400,000

Bank of America Corp. Tri-Party Repurchase Agreement dated 6-30-20 at 0.090% to be repurchased at $2,400,006 on 7-1-20, collateralized by $2,415,000 Federal Home Loan Bank, 3.150% due 7-17-34 (valued at $2,451,473)	2,400,000	2,400,000

SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND	7

Total investments (Cost $936,707,217) 104.1%	$799,327,545
Other assets and liabilities, net (4.1%)	(31,136,963)
Total net assets 100.0%	$768,190,582

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
ADR	American Depositary Receipt
CVR	Contingent Value Right
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(B)	Non-income producing security.
(C)	All or a portion of this security is on loan as of 6-30-20. The value of securities on loan amounted to $36,639,771.
(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(F)	The rate shown is the annualized seven-day yield as of 6-30-20.
The fund had the following country composition as a percentage of net assets on 6-30-20:
United States	54.1%
Canada	19.1%
United Kingdom	5.2%
Australia	3.8%
Japan	3.1%
France	2.5%
Hong Kong	1.9%
Netherlands	1.7%
Germany	1.5%
Sweden	1.1%
Other countries	6.0%
TOTAL	100.0%
8	JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund's investments as of June 30, 2020, by major security category or type:
	Total value at 6-30-20	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks
Communication services	$11,291,624	$5,682,787	$5,608,837	—
Consumer discretionary	1,627,988	1,627,988	—	—
Energy	217,258,249	162,475,892	54,782,357	—
Financials	2,356,908	2,017,163	339,745	—
Industrials	9,172,103	3,190,890	5,981,213	—
Information technology	3,172,549	3,172,549	—	—
Materials	167,739,865	161,183,658	6,511,098	$45,109
Real estate	300,118,021	233,729,829	66,388,192	—
Utilities	46,060,984	21,742,816	24,318,168	—
Short-term investments	40,529,254	38,129,254	2,400,000	—
Total investments in securities	$799,327,545	$632,952,826	$166,329,610	$45,109
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund's fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
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							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	3,808,622	$34,910,208	$113,867,121	$(110,688,037)	$11,179	$28,783	$88,721	—	$38,129,254
For additional information on the fund's significant accounting policies and risks, please refer to the fund's most recent semiannual or annual shareholder report and prospectus.
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